LOANS TO RELATED PARTIES	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Loans to Related Parties
Loans to Related Parties

Activity of loans to directors, executive officers, principal holders of First Financial’s common stock, and certain related persons was as follows:

(Dollars in thousands)	2011	2010	2009
Beginning balance	$10,375	$16,047	$9,491
Additions	1,297	1,533	7,042
Deductions	(1,073)	(7,205)	(486)
Ending balance	$10,599	$10,375	$16,047
Loans 90 days past due	$0	$0	$0

Related parties of First Financial, as defined above, were clients of and had transactions with subsidiaries of First Financial in the ordinary course of business during the periods noted above. Additional transactions may be expected in the ordinary course of business in the future. All outstanding loans, commitments, financing leases, transactions in money market instruments and deposit relationships included in such transactions were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with others, and did not involve more than a normal risk of collectibility or present other unfavorable features.